Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends received	$ 7,843	$ 16,803	$ 0
Voyageur Spirit [Member]
Indemnification amount	0	6,200	34,900
Net cash acquired on business acquisition		$ 0	$ 900
Teekay Knarr As and Knarr LLC [Member]
Net cash acquired on business acquisition	14,200
Itajai FPSO Joint Venture [Member]
Net cash acquired on business acquisition	1,300
ALP Maritime Services B.V. [Member]
Net cash acquired on business acquisition	300
Logitel Offshore Holding [Member]
Net cash acquired on business acquisition	$ 8,100